Employee Benefit Plans (Tables)	3 Months Ended
Mar. 31, 2013
Employee Benefit Plans (Tables) [Abstract]
Schedule of the components of net periodic benefit cost
	Three months ended March 31,

	2013	2012
Components of net periodic benefit cost:
Service cost	$3,851	$2,692
Interest cost	6,760	6,492
Expected return on plan assets	(3,400)	(3,825)
Amortization of unrealized losses	6,392	4,373
Net periodic benefit costs	$13,603	$9,732